Other revenues and expenses - Schedule of Cost of Revenue, Operating Expenses, and Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expense By Nature [Line Items]
Share-based payment expenses	$ 4,090	$ 7,104	$ 5,477
Foreign exchange (gains) losses related to hedges of euro	(494)	692	(1,082)
Wages and salaries	31,458	28,863	27,115
Social security costs and other payroll taxes	9,270	9,087	8,408
Other benefits	171	159	159
Pension costs	79	(36)	10
Expense for defined contributions plans	1,483	1,465	1,398
Wages and benefits	45,068	45,177	41,169
Operating expense	(41,794)	53,978	46,719
Included in cost of revenue:
Expense By Nature [Line Items]
Cost of components	5,846	5,071	13,102
Depreciation and impairment	289	395	428
Amortization of intangible assets	164	118	148
Share-based payment expenses	84	131	160
Assembly services, royalties and other	1,368	1,702	1,336
Wages and benefits	1,341	2,059	2,497
Included in operating expenses (income) (between gross profit and operating result):
Expense By Nature [Line Items]
Gain on sale of 4G intangible and tangible assets, net	(153,129)	0	0
Depreciation and impairment	2,814	4,082	3,551
Amortization of intangible assets	4,145	7,346	7,888
Impairment of 5G broadband platform intangible and tangible assets	56,633	0	0
Share-based payment expenses	4,006	6,973	5,317
Foreign exchange (gains) losses related to hedges of euro	(47)	(180)	207
Other, net	4,147	(257)	(3,439)
Wages and benefits	$ 39,637	$ 36,014	$ 33,195